Loss Per Share - Schedule of Potentially Dilutive Securities Excluded From Computation of Basic and Diluted Net Loss Per Share (Details) - shares	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Schedule of Potentially Dilutive Securities Excluded From Computation of Basic and Diluted Net Loss Per Share [Line Items]
Total anitdilutive securities	39,096,450	38,691,288	100,578,218	100,173,056	100,000,000	38,407,401
Warrants to Purchase Common Stock [Member]
Schedule of Potentially Dilutive Securities Excluded From Computation of Basic and Diluted Net Loss Per Share [Line Items]
Total anitdilutive securities	405,162		405,162
Convertible Preferred Stock [Member]
Schedule of Potentially Dilutive Securities Excluded From Computation of Basic and Diluted Net Loss Per Share [Line Items]
Total anitdilutive securities	37,935,029	37,935,029	100,000,000	100,000,000	100,000,000	37,935,029
Convertible Notes Payable [Member]
Schedule of Potentially Dilutive Securities Excluded From Computation of Basic and Diluted Net Loss Per Share [Line Items]
Total anitdilutive securities	756,259	756,259	173,056	173,056		472,372